Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring [Abstract]
Disclosure of summary of restructuring
The changes to the restructuring provisions recorded on the consolidated statements of financial position as of December 31, 2023 and 2022 are summarized as follows:

(in millions)	2023	2022
Beginning balance	$86	$—
Provision	71	91
Amounts paid	(126)	(5)
Ending balance	$31	$86